Income taxes: - Unrecognized deferred tax assets and investment tax credits (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Federal
Unrecognized deferred tax assets and investment tax credits
Research and development expenses, without time limitation	$ 27,936	$ 22,243
Federal research and development investment tax credits	3,893	2,497
Tax losses carried forward	183,839	117,130
Capital losses	11,485	11,234
Other deductible temporary differences, without time limitation	21,501	11,468
Federal | 2032
Unrecognized deferred tax assets and investment tax credits
Tax losses carried forward	267	268
Federal | 2033
Unrecognized deferred tax assets and investment tax credits
Tax losses carried forward	707	708
Federal | 2034
Unrecognized deferred tax assets and investment tax credits
Tax losses carried forward	649	650
Federal | 2035
Unrecognized deferred tax assets and investment tax credits
Tax losses carried forward	882	883
Federal | 2036
Unrecognized deferred tax assets and investment tax credits
Tax losses carried forward	903	904
Federal | 2037
Unrecognized deferred tax assets and investment tax credits
Federal research and development investment tax credits	244	245
Tax losses carried forward	1,779	1,781
Federal | 2038
Unrecognized deferred tax assets and investment tax credits
Federal research and development investment tax credits	367	367
Tax losses carried forward	3,970	3,976
Federal | 2039
Unrecognized deferred tax assets and investment tax credits
Federal research and development investment tax credits	396	396
Tax losses carried forward	23,305	23,340
Federal | 2040
Unrecognized deferred tax assets and investment tax credits
Federal research and development investment tax credits	725	726
Tax losses carried forward	25,727	25,766
Federal | 2041
Unrecognized deferred tax assets and investment tax credits
Federal research and development investment tax credits	1,242	763
Tax losses carried forward	59,057	58,854
Federal | 2042
Unrecognized deferred tax assets and investment tax credits
Federal research and development investment tax credits	919
Tax losses carried forward	66,593
Provincial
Unrecognized deferred tax assets and investment tax credits
Research and development expenses, without time limitation	27,270	22,872
Tax losses carried forward	184,725	116,716
Capital losses	11,485	11,234
Other deductible temporary differences, without time limitation	21,501	11,468
Provincial | 2032
Unrecognized deferred tax assets and investment tax credits
Tax losses carried forward	167	167
Provincial | 2033
Unrecognized deferred tax assets and investment tax credits
Tax losses carried forward	907	908
Provincial | 2034
Unrecognized deferred tax assets and investment tax credits
Tax losses carried forward	649	650
Provincial | 2035
Unrecognized deferred tax assets and investment tax credits
Tax losses carried forward	882	883
Provincial | 2036
Unrecognized deferred tax assets and investment tax credits
Tax losses carried forward	903	904
Provincial | 2037
Unrecognized deferred tax assets and investment tax credits
Tax losses carried forward	1,956	1,959
Provincial | 2038
Unrecognized deferred tax assets and investment tax credits
Tax losses carried forward	3,860	3,865
Provincial | 2039
Unrecognized deferred tax assets and investment tax credits
Tax losses carried forward	23,156	23,191
Provincial | 2040
Unrecognized deferred tax assets and investment tax credits
Tax losses carried forward	25,557	25,596
Provincial | 2041
Unrecognized deferred tax assets and investment tax credits
Tax losses carried forward	58,870	$ 58,593
Provincial | 2042
Unrecognized deferred tax assets and investment tax credits
Tax losses carried forward	$ 67,818